Borrowings (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Borrowings
Short-term and Long-term Borrowings

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Short-term borrowings(1):
Commercial paper	¥484,614	¥379,500	$4,586
Bank borrowings	631,879	563,748	6,812
Other	185,171	223,829	2,704

Total	¥1,301,664	¥1,167,077	$14,102

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,235,948	¥2,559,325	$30,925
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,157,449	1,365,805	16,503
Non-Japanese yen denominated	534,494	748,626	9,046
Floating-rate obligations:
Japanese yen denominated	139,824	897,147	10,840
Non-Japanese yen denominated	194,427	364,796	4,408
Index / Equity-linked obligations:
Japanese yen denominated	1,434,094	1,251,330	15,120
Non-Japanese yen denominated	744,428	985,723	11,911

	4,204,716	5,613,427	67,828

Sub-Total	6,440,664	8,172,752	98,753

Trading balances of secured borrowings	758,397	230,165	2,781

Total	¥7,199,061	¥8,402,917	$101,534

(1)	Includes secured borrowings of ¥25,411 million as of March 31, 2010 and ¥44,159 million ($534 million) as of March 31, 2011.
(2)	Includes secured borrowings of ¥30,879 million as of March 31, 2010 and ¥6,093 million ($74 million) as of March 31, 2011.
(3)	Includes secured borrowings of ¥66,078 million as of March 31, 2010 and ¥1,000,856 million ($12,093 million) as of March 31, 2011.

Long-term Borrowings

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Debt issued by the Company	¥2,674,768	¥3,205,519	$38,733
Debt issued by subsidiaries—guaranteed by the Company	2,145,020	2,270,308	27,432
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,379,273	2,927,090	35,369

Total	¥7,199,061	¥8,402,917	$101,534

(1)	Includes trading balances of secured borrowings.

Effective Weighted-Average Interest Rates of Borrowings

	March 31
	2010	2011
Short-term borrowings	0.94%	0.63%
Long-term borrowings	1.60%	1.48%
Fixed-rate obligations	2.03%	2.30%
Floating-rate obligations	1.14%	0.99%
Index / Equity-linked obligations	1.62%	1.20%

Maturities of Long-term Borrowings

Year ending March 31	Millions of yen	Translation into millions of U.S. dollars
2012	¥892,016	$10,778
2013	980,689	11,850
2014	936,836	11,320
2015	1,239,348	14,975
2016	856,532	10,350
2017 and thereafter	3,267,331	39,480

Sub-Total	8,172,752	98,753

Trading balances of secured borrowings	230,165	2,781

	¥8,402,917	$101,534

Year ending March 31	Millions of yen
2011	¥477,200
2012	742,663
2013	885,951
2014	418,999
2015	866,280
2016 and thereafter	3,049,571

Sub-Total	6,440,664

Trading balances of secured borrowings	758,397

Total	¥7,199,061